Statements Of Changes In Trust Capital	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2017 USD ($) $ / item shares	Jun. 30, 2016 USD ($) $ / item shares	Jun. 30, 2017 USD ($) $ / item shares		Jun. 30, 2016 USD ($) $ / item shares		Dec. 31, 2016 USD ($) $ / item shares	Dec. 31, 2015 USD ($) $ / item shares	Dec. 31, 2014 USD ($) shares
Trust capital, Beginning			$ 223,164,728		$ 208,845,956		$ 208,845,956	$ 240,589,206	$ 288,237,729
Subscriptions			8,479,825		3,654,097		27,650,352	6,709,837	2,471,290
Redemptions			(16,237,433)		(15,494,737)		(34,815,738)	(44,390,927)	(82,020,125)
Addt'l units allocated
Net income after profit share to Managing Owner	$ (10,996,760)	$ 11,741,522	(4,177,569)		29,562,507		20,932,576	5,709,484	31,780,714
Net income (loss) before profit share to Managing Owner	(11,178,146)	12,023,106	(4,159,217)		30,225,754		21,484,158	5,937,840	31,900,312
Profit share to Managing Owner:	181,386	(281,584)	(18,352)		(663,247)		(551,582)	(228,356)	(119,598)
Transfer Of New Profit Memo Account To Managing Owner
Trust capital, Ending	211,229,551	226,567,823	211,229,551		226,567,823		223,164,728	208,845,956	240,589,206
Series 1 Unitholders [Member]
Trust capital, Beginning			$ 189,583,168		$ 180,146,458		$ 180,146,458	$ 213,611,159	$ 257,057,401
Trust capital, units, Beginning | shares			158,499.560		164,988.926		164,988.926	199,292.051	269,666.902
Subscriptions			$ 3,227,402		$ 1,428,700		$ 22,162,866	$ 4,012,715	$ 1,603,650
Subscriptions, units | shares			2,646.090		1,227.080		17,959.432	3,741.139	1,573.989
Redemptions			$ (13,524,240)		$ (14,420,742)		$ (29,744,512)	$ (41,449,373)	$ (71,899,612)
Redemptions, units | shares			(11,148.411)		(12,228.705)		(24,785.236)	(38,398.137)	(72,423.402)
Addt'l units allocated
Addt'l units allocated, units | shares			202.652	[1]	146.503	[1]	336.438	353.873	474.562
Net income after profit share to Managing Owner							$ 17,018,356	$ 3,971,957	$ 26,849,720
Net income (loss) before profit share to Managing Owner			$ (4,134,618)		$ 25,145,839
Profit share to Managing Owner:
Managing Ownder's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending	$ 175,151,712	$ 192,300,255	$ 175,151,712		$ 192,300,255		$ 189,583,168	$ 180,146,458	$ 213,611,159
Trust capital, units, Ending | shares	150,199.891	154,133.804	150,199.891		154,133.804		158,499.560	164,988.926	199,292.051
Net asset value per unit outstanding | $ / item	1,166.12	1,247.62	1,166.12		1,247.62		1,196.11	1,091.87
Series 2 Unitholders [Member]
Trust capital, Beginning			$ 10,350		$ 53,412		$ 53,412	$ 50,872	$ 156,016
Trust capital, units, Beginning | shares			6.799		39.121		39.121	39.121	139.796
Subscriptions					$ 10,000		$ 10,000
Subscriptions, units | shares					6.799		6.799
Redemptions					$ (57,537)		$ (57,537)		$ (118,925)
Redemptions, units | shares					(39.121)		(39.121)		(100.675)
Addt'l units allocated
Addt'l units allocated, units | shares
Net income after profit share to Managing Owner							$ 4,475	$ 2,540	$ 13,781
Net income (loss) before profit share to Managing Owner			$ (49)		$ 5,792
Profit share to Managing Owner:			(6)		(1,143)
Managing Ownder's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending	$ 10,295	$ 10,524	$ 10,295		$ 10,524		$ 10,350	$ 53,412	$ 50,872
Trust capital, units, Ending | shares	6.799	6.799	6.799		6.799		6.799	39.121	39.121
Net asset value per unit outstanding | $ / item	1,514.19	1,547.87	1,514.19		1,547.87		1,522.28	1,365.30
Series 3 Unitholders [Member]
Trust capital, Beginning			$ 23,999,362		$ 19,275,026		$ 19,275,026	$ 18,216,525	$ 21,885,706
Trust capital, units, Beginning | shares			15,531.699		13,929.871		13,929.871	13,848.201	19,432.989
Subscriptions			$ 4,441,627		$ 1,770,494		$ 4,987,067	$ 2,126,191	$ 387,750
Subscriptions, units | shares			2,822.747		1,222.491		3,290.144	1,580.234	323.377
Redemptions			$ (2,710,550)		$ (1,016,458)		$ (2,560,874)	$ (2,017,003)	$ (7,176,774)
Redemptions, units | shares			(1,701.525)		(685.567)		(1,688.316)	(1,498.564)	(5,908.165)
Addt'l units allocated
Addt'l units allocated, units | shares
Net income after profit share to Managing Owner							$ 2,298,143	$ 949,313	$ 3,119,843
Net income (loss) before profit share to Managing Owner			$ (88,909)		$ 3,346,174
Profit share to Managing Owner:			(18,346)		(662,104)
Managing Ownder's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending	$ 25,623,184	$ 22,713,132	$ 25,623,184		$ 22,713,132		$ 23,999,362	$ 19,275,026	$ 18,216,525
Trust capital, units, Ending | shares	16,652.921	14,466.795	16,652.921		14,466.795		15,531.699	13,929.871	13,848.201
Net asset value per unit outstanding | $ / item	1,538.66	1,570.02	1,538.66		1,570.02		1,545.19	1,383.72
Series 4 Unitholders [Member]
Trust capital, Beginning			$ 5,201,994		$ 4,002,335		$ 4,002,335	$ 3,213,861	$ 2,305,510
Trust capital, units, Beginning | shares			2,828.734		2,541.689		2,541.689	2,216.197	1,906.624
Subscriptions			$ 792,444		$ 427,665		$ 490,419	$ 570,931	$ 479,890
Subscriptions, units | shares			429.604		253.335		287.045	387.872	392.910
Redemptions			$ (2,643)					$ (95,868)	$ (105,216)
Redemptions, units | shares			(1.385)					(62.380)	(83.337)
Addt'l units allocated
Addt'l units allocated, units | shares
Net income after profit share to Managing Owner							$ 709,240	$ 313,411	$ 533,677
Net income (loss) before profit share to Managing Owner			$ 36,642		$ 762,032
Profit share to Managing Owner:
Managing Ownder's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending	$ 6,028,437	$ 5,192,032	$ 6,028,437		$ 5,192,032		$ 5,201,994	$ 4,002,335	$ 3,213,861
Trust capital, units, Ending | shares	3,256.953	2,795.024	3,256.953		2,795.024		2,828.734	2,541.689	2,216.197
Net asset value per unit outstanding | $ / item	1,850.94	1,857.60	1,850.94		1,857.60		1,838.98	1,574.68
New Profit Memo Account [Member]
Trust capital, Beginning
Trust capital, units, Beginning | shares
Subscriptions			$ 18,352		$ 17,238
Subscriptions, units | shares			15.071		14.607
Redemptions
Redemptions, units | shares
Addt'l units allocated
Addt'l units allocated, units | shares			0.237	[1]	0.266	[1]	1.004	0.282
Net income after profit share to Managing Owner							$ 1,233	$ 327
Net income (loss) before profit share to Managing Owner			$ (685)		$ 1,317
Profit share to Managing Owner:							$ (551,582)	$ (228,356)	$ (119,598)
Managing Ownder's profit share, units | shares							462.177	209.161	113.995
Transfer Of New Profit Memo Account To Managing Owner							$ (552,815)	$ (228,683)	$ (119,598)
Transfer Of New Profit Memo Account To Managing Owner, units | shares							(463.181)	(209.443)	(113.995)
Trust capital, Ending	$ 17,667	$ 18,555	$ 17,667		$ 18,555
Trust capital, units, Ending | shares	15.308	14.873	15.308		14.873
Managing Owner [Member]
Trust capital, Beginning			$ 4,369,854		$ 5,368,725		$ 5,368,725	$ 5,496,789	$ 6,833,096
Trust capital, units, Beginning | shares			3,653.388		4,917.000		4,917.000	5,128.014	7,168.282
Subscriptions
Subscriptions, units | shares
Redemptions							$ (2,452,815)	$ (828,683)	$ (2,719,598)
Redemptions, units | shares							(2,051.664)	(758.959)	(2,590.292)
Addt'l units allocated
Addt'l units allocated, units | shares			118.155	[1]	159.325	[1]	324.871	338.502	436.029
Net income after profit share to Managing Owner							$ 901,129	$ 471,936	$ 1,263,693
Net income (loss) before profit share to Managing Owner			$ 28,402		$ 964,600
Profit share to Managing Owner:
Managing Ownder's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner							$ 552,815	$ 228,683	$ 119,598
Transfer Of New Profit Memo Account To Managing Owner, units | shares							463.181	209.443	113.995
Trust capital, Ending	$ 4,398,256	$ 6,333,325	$ 4,398,256		$ 6,333,325		$ 4,369,854	$ 5,368,725	$ 5,496,789
Trust capital, units, Ending | shares	3,771.543	5,076.325	3,771.543		5,076.325		3,653.388	4,917.000	5,128.014

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7% brokerage fee and the Managing Owner.